LONG-TERM DEBT (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended						1 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended					1 Months Ended				12 Months Ended		1 Months Ended					0 Months Ended			0 Months Ended				0 Months Ended				1 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 10, 2012 NewLead Esmeralda	May 22, 2012 Handysize Hull 4029 Vessels [Member]	Oct. 11, 2013 Nine Month Period [Member]	Jul. 10, 2012 Nine Month Period [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2012 Syndicate Facility Agreement [Member]	Dec. 31, 2009 Syndicate Facility Agreement [Member]	Dec. 31, 2011 Syndicate Facility Agreement [Member] NewLead Avra and NewLead Fortune [Member]	Jan. 31, 2012 Syndicate Facility Agreement [Member] NewLead Compass and NewLead Compassion [Member]	Dec. 10, 2010 Cyprus Popular Bank Public Co. Ltd. [Member]	Dec. 31, 2012 Cyprus Popular Bank Public Co. Ltd. [Member]	Dec. 31, 2012 Cyprus Popular Bank Public Co. Ltd. [Member] Floating Portion [Member]	Dec. 31, 2012 Cyprus Popular Bank Public Co. Ltd. [Member] Fixed Portion [Member]	May 08, 2012 Cyprus Popular Bank Public Co. Ltd. [Member] NewLead Venetico [Member]	Dec. 31, 2012 Cyprus Popular Bank Public Co. Ltd. [Member] NewLead Venetico [Member]	Dec. 31, 2012 Portigon AG Credit Facility [Member]	Dec. 31, 2010 Portigon AG Credit Facility [Member]	Apr. 01, 2010 Portigon AG Credit Facility [Member]	Mar. 28, 2013 Portigon AG Credit Facility [Member] Subsequent Event [Member]	Dec. 31, 2012 Portigon AG Credit Facility [Member] March 28 2013 [Member]	Dec. 31, 2010 Portigon AG Credit Facility [Member] March 28 2013 [Member]	Mar. 28, 2013 Portigon AG Credit Facility [Member] 20 Quarterly Installments [Member] Before Amendment [Member]	Mar. 28, 2013 Portigon AG Credit Facility [Member] 15 Quarterly Installments [Member] Before Amendment [Member]	Jun. 21, 2012 Piraeus Bank Credit Facilities Grand Ocean [Member]	Dec. 31, 2012 Piraeus Bank Credit Facilities Grand Ocean [Member]	Apr. 01, 2010 Piraeus Bank Credit Facilities Grand Ocean [Member]	Dec. 31, 2010 Piraeus Bank Credit Facilities Grand Ocean [Member] November 2013 [Member]	Apr. 01, 2010 Piraeus Bank Credit Facilities Grand Ocean [Member] One Quarterly Installment [Member]	Apr. 01, 2010 Piraeus Bank Credit Facilities Grand Ocean [Member] Six Quarterly Installments [Member]	Apr. 01, 2010 Piraeus Bank Credit Facilities Grand Ocean [Member] Seven Quarterly Installments [Member]	Jan. 11, 2012 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Jul. 31, 2012 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Apr. 01, 2010 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Dec. 31, 2012 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Dec. 31, 2010 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member] April 2016 [Member]	Dec. 31, 2010 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member] One Quarterly Installment [Member]	Dec. 31, 2010 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member] Four Quarterly Installments [Member]	Dec. 31, 2010 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member] 19 Quarterly Installments [Member]	Nov. 02, 2012 Piraeus Bank Credit Facilities [Member]	Jun. 20, 2012 Piraeus Bank Credit Facilities [Member]	Jun. 30, 2012 Piraeus Bank Credit Facilities [Member]	Dec. 31, 2012 Piraeus Bank Credit Facilities [Member] Agreement Subsequently Amended [Member]	Dec. 31, 2012 Kamsarmax Syndicate Facilities Agreements [Member]	Apr. 15, 2010 Kamsarmax Syndicate Facilities Agreements [Member]	Feb. 24, 2012 Kamsarmax Syndicate Facilities Agreements [Member] Ayasha Trading Corporation [Member]	Feb. 24, 2012 Kamsarmax Syndicate Facilities Agreements [Member] Bethune Properties S.A. [Member]	Apr. 15, 2010 Bank Of Scotland and BTMU Capital Corporation [Member]	Dec. 31, 2012 Eurobank Credit Facility [Member]	Jul. 09, 2010 Eurobank Credit Facility [Member]	May 22, 2012 Handysize Syndicate Facility Agreement [Member]	Mar. 21, 2012 Handysize Syndicate Facility Agreement [Member]	Jul. 09, 2010 Handysize Syndicate Facility Agreement [Member]	Feb. 20, 2012 Hull 4029 [Member]	Jul. 10, 2012 Mojave Finance Inc. Credit Facility [Member]	Apr. 10, 2012 Mojave Finance Inc. Credit Facility [Member]	Oct. 11, 2013 Mojave Finance Inc. Credit Facility [Member] Subsequent Event [Member]	Apr. 10, 2012 NewLead Mojave Holdings LLC. [Member]	Apr. 10, 2012 New Lead JMEG LLC [Member]	Dec. 31, 2012 Remaining Credit Facilities [Member]	Dec. 31, 2011 First Business Bank [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Subsequent Event [Member] Three Quarterly Installments [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Subsequent Event [Member] Followed By Fifteen Quarterly Installments [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Subsequent Event [Member] Followed By Five Quarterly Installments [Member]
Debt instrument, interest rate, effective percentage		4.31%	4.88%	6.08%					7.00%
Proceeds from lines of credit					$ 11,400													$ 9,450																	$ 8,150									$ 57,000											$ 26,000
Line of credit facility, periodic payment																																850	800	750						1,500	1,250	1,125																							300	475	375
Repayments of lines of credit																												490	6,510							51,100							271		51,100
Line of credit facility, Amount outstanding							3,000	3,000		129						15,405	17,120		32,525	25,250									10,750																	7,214	0					0								3,000				0
Line of credit facility, Maximum borrowing capacity											221,400			62,000								27,500								21,000							76,000																32,000			48,000			3,000
Line of credit facility, Interest rate during period														5.79%		3.80%	7.60%				3.46%								3.90%									3.90%																				4.70%
Line of credit facility, Interest rate description																LIBOR of 0.310%, plus a 3.5% margin	fixed swap rate of 4.1% plus a 3.5% margin				LIBOR of 0.207%, plus a 3.25% margin								LIBOR of 0.353%, plus a 3.5%								LIBOR of 0.353%, plus a 3.5%																					current LIBOR of 0.736%, plus a 4.00% margin
Line of credit facility, Covenant terms															The loan facility includes financial covenants, all as described in the loan facility including: (i) the Companys shareholders equity as a percentage of its total assets, adjusting the book value of its fleet to its market value, must be no less than: (a) 25% from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013; and (b) 30% from the financial quarter day ending September 30, 2013 onwards (as of December 31, 2012, the Company was in breach of this covenant); (ii) the maintenance, on a consolidated basis on each financial quarter, of working capital (as defined in the loan facility) of not less than zero dollars ($0) (as of December 31, 2012, the Company was in breach of this covenant); (iii) the maintenance of minimum liquidity equal to at least five percent of the outstanding loan (as of December 31, 2012, the Company was in breach of this covenant); and (iv) the maintenance of the ratio of EBITDA (as defined in the loan facility) to interest payable on a trailing four financial quarter basis to be no less than: (a) 2.00 to 1.00 from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013; and (b) 2.50 to 1.00 from the financial quarter day ending June 30, 2013 onwards (as of December 31, 2012, the Company was in breach of this covenant). The Company is also subject to a covenant that requires the maintenance of a security value of at least 130% of the facility and the maximum swap exposure as specified in the agreement (as of December 31, 2012, the Company was in breach of this covenant).					(i) a minimum market adjusted equity ratio of 25% for the period from September 30, 2012 until June 30, 2013, increasing to 30% thereafter (as of December 31, 2012, the Company was in breach of this covenant); (ii) a minimum liquidity equal to at least 5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2012, the Company was in breach of this covenant); (iii) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding (as of December 31, 2012, the Company was in breach of this covenant) and (iv) a minimum interest coverage ratio of 2:1 for the period from September 30, 2012 until June 30, 2013, increasing to 2.5:1 thereafter (as of December 31, 2012, the Company was in breach of this covenant). As of December 31, 2012, the Company has defaulted on principal and interest payments.	The applicable margin is calculated as follows: (a) 3.25% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is less than 125%; (b) 3% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is less than 125%; (c) 2.75% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is equal to or greater than 125%; and (d) 2.50% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is equal to or greater than 125%.
Prepayment of balloon installment																					6,000
Line of credit facility, Covenant compliance																				(i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. The value to loan ratio is set at 100% until December 31, 2012 and 125% thereafter. As of December 31, 2012, the Company was not in compliance with this ratio.			if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility.
Line of credit facility new claims filed																																																	62,684	13,938
Delay payment installment																																																									7,400
Percentage of units in pledge agreement																																																													52.00%	50.00%
Default in interest payments																																																															1,995
Default in principal payments																																																															3,582
Gain resulting from release of respective discontinued operations liabilities to lender	24,576																																														24,576
Release of debt related to vessels under construction		5,492	0	0		5,492																																																7,240
Proceeds From Sale of Vessels												64,532	80,159
Debt Instrument, Face Amount																																																66,667			13,333
Line of Credit Facility, Periodic Payment, Principal																										375	475
Line Of Credit Facility Balloon Payment Due																								15,350	12,875						10,100								37,225
Prepayment Of Loan Outstanding																		6,736
Interest Costs Capitalized		20	2,549	902
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Released Liability																																																						$ 7,400